Financial risk management and fair values of financial instruments (Details Narrative)	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [member] | Five largest customers [member]
IfrsStatementLineItems [Line Items]
Excessive risk concentration percentage	33.00%	71.00%